Schedule of Accrued Uncertain Tax Positions (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Income Tax Disclosure [Abstract]
Beginning balance, December 31, 2021	$ 131,100
Uncertain tax position additions	0
Removal for amount related to discontinued operations	(131,100)
Ending balance, December 31, 2022	$ 0